Report of the directors financial review risk report - Scenario weightings (Details) - market	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Markets with lower uncertainty	4
Downside scenario | China & Hong Kong
Disclosure of financial assets [line items]
Probability	20.00%
Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Upside scenario ECL | China & Hong Kong
Disclosure of financial assets [line items]
Probability	5.00%
Consensus Upside scenario ECL | UK
Disclosure of financial assets [line items]
Probability	500.00%	5.00%
Consensus Upside scenario ECL | US
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Consensus Upside scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	10.00%	20.00%
Consensus Upside scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	10.00%	20.00%
Consensus Upside scenario ECL | Canada
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Consensus Upside scenario ECL | France
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Consensus Upside scenario ECL | UAE
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Consensus Upside scenario ECL | Mexico
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Consensus Central scenario ECL
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
Consensus Central scenario ECL | UK
Disclosure of financial assets [line items]
Probability	7500.00%	60.00%
Consensus Central scenario ECL | US
Disclosure of financial assets [line items]
Probability	75.00%	70.00%
Consensus Central scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	75.00%	55.00%
Consensus Central scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	75.00%	55.00%
Consensus Central scenario ECL | Canada
Disclosure of financial assets [line items]
Probability	75.00%	70.00%
Consensus Central scenario ECL | France
Disclosure of financial assets [line items]
Probability	75.00%	60.00%
Consensus Central scenario ECL | UAE
Disclosure of financial assets [line items]
Probability	75.00%	70.00%
Consensus Central scenario ECL | Mexico
Disclosure of financial assets [line items]
Probability	75.00%	70.00%
Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus Downside scenario ECL | UK
Disclosure of financial assets [line items]
Probability	1500.00%	25.00%
Consensus Downside scenario ECL | US
Disclosure of financial assets [line items]
Probability	15.00%	20.00%
Consensus Downside scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	10.00%	20.00%
Consensus Downside scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	10.00%	20.00%
Consensus Downside scenario ECL | Canada
Disclosure of financial assets [line items]
Probability	15.00%	15.00%
Consensus Downside scenario ECL | France
Disclosure of financial assets [line items]
Probability	15.00%	25.00%
Consensus Downside scenario ECL | UAE
Disclosure of financial assets [line items]
Probability	15.00%	20.00%
Consensus Downside scenario ECL | Mexico
Disclosure of financial assets [line items]
Probability	15.00%	20.00%
Downside 2 scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario ECL | UK
Disclosure of financial assets [line items]
Probability	500.00%	10.00%
Downside 2 scenario ECL | US
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario ECL | Canada
Disclosure of financial assets [line items]
Probability	5.00%	10.00%
Downside 2 scenario ECL | France
Disclosure of financial assets [line items]
Probability	5.00%	10.00%
Downside 2 scenario ECL | UAE
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario ECL | Mexico
Disclosure of financial assets [line items]
Probability	5.00%	5.00%